Operating lease assets (excluding land use rights) and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating lease assets (excluding land use rights) and lease liabilities
Schedule of operating lease assets that are amortized over the lease term of greater than one year

(In thousands)	Office leases
Net book amount as of January 1, 2024	575
Additions	324
Amortization	(434)
Effect of foreign currency exchange differences	(15)
Net book amount as of December 31, 2024	450
Additions	2,706
Amortization	(1,046)
Modification	(217)
Effect of foreign currency exchange differences	50
Net book amount as of December 31, 2025	1,943

Schedule of undiscounted cash payments

The undiscounted cash payments for the next five years as of December 31, 2025 is:

(In thousands)
2026	1,016
2027	696
2028	143
Total undiscounted payments	1,855
Less: effect of discounting	(117)
Discounted lease liabilities	1,738

Schedule of maturities of undiscounted lease payments

(In thousands)
2026	3,667
2027	3,865
2028	3,881
2029	4,128
2030	4,073
Thereafter	27,983
Total undiscounted payments	47,597